Net premiums earned - Summary of insurance premium revenue explanatory (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 14, 2019
Disclosure Of Insurance Premium Revenue [Line Items]
Net earned premium	S/ 514,981	S/ 420,633	S/ 319,579
Renta Particular Plus [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Net earned premium	117,619	137,626
Renta Particular Plus Vitalicio [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Net earned premium	30,310	40,216
Interseguro [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Net earned premium	(279,070)	(279,620)
Renta Particular Plus [Member] | Interseguro [Member] | PE
Disclosure Of Insurance Premium Revenue [Line Items]
Percentage of the fund available post retirement				95.50%
Retirement Premium Due	S/ 1,750	S/ 3,841	S/ 10,469